Stock-based compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-based compensation
8. Stock-based compensation
2017 Stock Incentive Plan
The Company’s 2017 Stock Incentive Plan (the “2017 Plan”) provides for the Company to grant incentive stock options or nonstatutory stock options, restricted stock, restricted stock units and other equity awards to employees, directors and consultants of the Company. The 2017 Plan is administered by the board of directors or, at the discretion of the board of directors, by a committee of the board of directors. The exercise prices, vesting and other restrictions on any award under the 2017 Plan are determined at the discretion of the board of directors, or its committee if so delegated.
Stock options granted under the 2017 Plan with service-based vesting conditions generally vest over four years and expire after ten years. The exercise price for stock options granted is not less than the fair value of common stock as determined by the board of directors as of the date of grant.
The total number of shares of common stock that may be issued under the 2017 Plan was 8,407,405 shares as of December 31, 2019, of which 773,652 shares remained available for future issuance. Shares that are expired, terminated, surrendered or canceled without having been fully exercised will be available for future awards under the 2017 Plan.
Stock option valuation
The fair value of stock option grants is estimated using the Black-Scholes option-pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. For options with service-based vesting conditions, the expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.
The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options granted:
Stock options

	Year ended December 31,
	2018	2019

Risk-free interest rate	2.70%	2.00%
Expected volatility	76.0%	75.7%
Expected dividend yield	—	—
Expected term (in years)	6.1	6.0

The following table summarizes the Company’s stock option activity since December 31, 2018:

	Number of shares	Weighted average exercise price	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding as of December 31, 2018	2,784,581	$4.05	9.4	$1,403
Granted	1,200,954	5.92
Exercised	(34,740)	2.88
Forfeited	(576,911)	3.89

Outstanding as of December 31, 2019	3,373,884	$4.76	8.79	$8,492

Vested and expected to vest as of December 31, 2019	3,373,884	$4.76	8.79	$8,492
Options exercisable as of December 31, 2019	852,647	$4.05	8.38	$2,735

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had strike prices lower than the fair value of the Company’s common stock.
The weighted average grant-date fair value of awards granted during the years ended December 31, 2018 and 2019 was $3.59 per share and $4.46 per share, respectively.
There were no stock options exercised during the year ended December 31, 2018. The total intrinsic value of stock options exercised during the year ended December 31, 2019 was $0.1 million.
Restricted common stock
The Company issued 394,213 shares of service-based restricted common stock awards during the year ended December 31, 2018. The Company did not issue any restricted common stock awards during the year ended December 31, 2019.
The following table summarizes the Company’s restricted common stock activity since December 31, 2018:

	Shares	Weighted average grant date fair value
Unvested restricted common stock as of December 31, 2018	2,819,949	$1.24
Issued	—	—
Vested	(1,055,997)	1.30
Forfeited	(58,764)	0.73

Unvested restricted common stock as of December 31, 2019	1,705,188	$1.22

The total fair value of restricted common stock vested during the years ended December 31, 2018 and 2019 was approximately $1.2 million and $7.0 million, respectively.

Stock-Based Compensation
The Company records compensation cost for all share-based payment arrangements, including employee, director and consultant stock options and restricted common stock. The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations and comprehensive loss:

	Year ended December 31,
(in thousands)	2018	2019

Research and development expenses	$2,093	$2,753
General and administrative expenses	1,395	1,454

	$3,488	$4,207

As of December 31, 2019, total unrecognized compensation cost related to unvested stock-based awards was $10.9 million, which is expected to be recognized over a weighted average period of 2.4 years.